Trade Payables (Tables)	12 Months Ended
Jun. 30, 2025
Trade Payables [Abstract]
Schedule of Trade Payables
	June 30, 2025	June 30, 2024
	RM	RM
Current
Trade payables
- Third parties	9,220,900	-
- Related parties
Ageson Mantap Sdn. Bhd. (Renovation services)	-	300,000
	9,220,900	300,000